Note 13 - Financial Instruments (Details Textual) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 64,533	$ 79,097	$ 233,843	$ 327,434	$ 300,042	$ 84,303
Current Trade and Grants Receivable	1,007,443		913,458
Current prepayments and other receivable	87,198		$ 101,539
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	22,430	33,972
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	64,533
Current Trade and Grants Receivable	1,007,443
Current prepayments and other receivable	87,198
Current liabilities	950,910
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 1,007,443	$ 872,722